Tax	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Tax	7. Tax

Tax is payable in the territories where we operate, mainly the UK and the US. This note gives further details of the total tax charge and tax liabilities, including current and deferred tax. Current tax charge is the tax payable on this year’s taxable profits. Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences in the accounting and tax bases.

The tax charge for the period is recognised in the income statement, the statement of comprehensive income or directly in the statement of changes in equity, according to the accounting treatment of the related transaction. The tax charge comprises both current and deferred tax.
Current tax assets and liabilities are measured at the amounts expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amounts are those that have been enacted or substantively enacted by the reporting date.
The Group operates internationally in territories with different and complex tax codes. Management exercises judgement in relation to the level of provision required for uncertain tax outcomes. Where there are tax positions not yet agreed with the tax authorities, different interpretations of legislation could lead to a range of outcomes. Judgements are made for each position having regard to particular circumstances and advice obtained.
Deferred tax is provided for, using the balance sheet liability method and is recognised on temporary differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax bases.
Deferred tax liabilities are generally recognised on all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised. However, deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of goodwill or from the initial recognition of other assets and liabilities in a transaction (other than a business combination) that affects neither the accounting nor the taxable profit or loss.
Deferred tax liabilities are recognised on taxable temporary differences arising on investments in subsidiaries and joint arrangements except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised, based on the tax rates and tax laws that have been enacted or substantively enacted by the reporting date.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred tax asset to be recovered. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority, and the Company and its subsidiaries intend to settle their current tax assets and liabilities on a net basis.
7. Tax continued
The tax charge for the year can be analysed as follows:

	2024	2023	2022
	£m	£m	£m
Current tax:
UK corporation tax at 25% (2023: 19%; 2022: 19%)	410	161	255
UK corporation tax adjustment in respect of prior years	(36)	—	(9)
	374	161	246
Overseas corporation tax	82	225	6
Overseas corporation tax adjustment in respect of prior years	(90)	(16)	(26)
	(8)	209	(20)
Total current tax from continuing operations	366	370	226
Deferred tax:
UK deferred tax	388	255	605
UK deferred tax adjustment in respect of prior years	43	13	(5)
	431	268	600
Overseas deferred tax	(40)	233	425
Overseas deferred tax adjustment in respect of prior years	74	5	7
	34	238	432
Total deferred tax from continuing operations	465	506	1,032

Total tax charge from continuing operations	831	876	1,258
Tax (credited)/charged to the consolidated statement of comprehensive income and equity

	2024	2023	2022
	£m	£m	£m
Current tax:
Share-based payments	(2)	(1)	—
Deferred tax:
Investments at fair value through other comprehensive income	1	(1)	—
Cash flow hedges, cost of hedging and own credit reserve	56	(7)	(12)
Remeasurements of pension assets and post-retirement benefit obligations	(50)	(344)	493
Share-based payments	—	1	(4)
	5	(352)	477
Total tax recognised in the statements of comprehensive income from continuing operations	7	(352)	481
Total tax relating to share-based payments recognised directly in equity from continuing operations	(2)	—	(4)
	5	(352)	477
7. Tax continued
The tax charge for the year for continuing operations, is higher (2023: higher tax charge; 2022: higher tax charge) than the standard rate of corporation tax in the UK of 25% (2023: 19%; 2022: 19%):

	2024	2023	2022
	£m	£m	£m
Profit before tax from continuing operations	3,048	3,590	3,441
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2023: 19%; 2022: 19%)	762	682	654
Effect of:
Adjustments in respect of prior years[1]	(9)	2	(33)
Expenses not deductible for tax purposes	155	92	47
Non-taxable income[2]	(43)	(75)	(49)
Adjustment in respect of foreign tax rates[3]	(20)	147	170
Deferred tax impact of change in UK tax rate	—	66	501
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(9)	(27)	(17)
Other[4]	(5)	(11)	(15)
Total tax charge from continuing operations	831	876	1,258

	%	%	%
Effective tax rate – continuing operations	27.3	24.4	36.6
1.The prior year adjustments are primarily due to agreement of prior period tax returns.
2.Includes tax on chargeable disposals after the offset of capital losses.
3.Included in the prior year are remeasurements of US closing state deferred tax balances as a result of an expected increase in the blended state tax rate following the disposal of NECO.
4.Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and claims for Research & Development credit.
Factors that may affect future tax charges
The main UK corporation tax rate is 25% with effect from 1 April 2023. Deferred tax balances as at 31 March 2024 have been calculated at 25%.
The US government continues to consider changes to federal tax legislation, but as no changes have been substantively enacted at the balance sheet date, deferred tax balances as at 31 March 2024 have been calculated at the prevailing tax rates based on the current tax laws.
The legislation implementing the Organisation for Economic Co-operation and Development’s (OECD) proposals for a global minimum corporation tax rate (Pillar Two) was enacted into UK law on 11 July 2023. The legislation includes an income inclusion rule and a domestic minimum tax, which together are designed to ensure a minimum effective tax rate of 15% in each country in which the Group operates. Similar legislation is being enacted by other governments around the world. The legislation is effective for National Grid from 1 April 2024 and therefore the rules do not impact the
Group’s consolidated financial statements for year ended 31 March 2024. The Group has applied the mandatory exception in the UK to recognising and disclosing information about the deferred tax assets and liabilities related to Pillar Two income taxes in accordance with the amendments to
IAS 12 published by the IASB on 23 May 2023. The Group does not expect there to be a material impact on our future tax charges.
7. Tax continued
Tax included within the statement of financial position
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2022	429	7,710	(18)	775	(301)	(1,830)	6,765
Exchange adjustments and other[2]	—	357	(2)	8	8	(116)	255
Charged/(credited) to income statement	—	145	(2)	51	(71)	386	509
Charged/(credited) to other comprehensive income and equity	—	—	1	(344)	(6)	—	(349)
Disposals	—	1	—	—	—	—	1
At 1 April 2023 (as previously reported)	429	8,213	(21)	490	(370)	(1,560)	7,181
Impact of IAS 12 amendment[3]	—	29	—	—	—	(29)	—
At 1 April 2023 (as restated)	429	8,242	(21)	490	(370)	(1,589)	7,181
Exchange adjustments and other[2]	—	(132)	—	(1)		23	(110)
Charged/(credited) to income statement	—	720	(5)	26	38	(312)	467
(Credited)/charged to other comprehensive income and equity	—	—	—	(50)	57	—	7
Disposals	—	(2)	—	—		—	(2)
Reclassification to held for sale (note 10)	—	(12)	1	(4)	—	(9)	(24)
At 31 March 2024	429	8,816	(25)	461	(275)	(1,887)	7,519
1.The deferred tax asset of £1,887 million as at 31 March 2024 (2023: £1,560 million) in respect of other net temporary differences primarily relates to losses of £184 million (2023:
£47 million), US contract and lease liabilities of £575 million (2023: £511 million), US environmental provisions of £646 million (2023: £503 million) and US bad debt provision of
£150 million (2023: £148 million).
2.Exchange adjustments and other primarily comprises foreign exchange arising on translation of the US dollar deferred tax balances.
3.In May 2021, the IASB issued amendments to IAS 12 resulting in the recognition of separate deferred tax assets and deferred tax liabilities (see note 1).
Deferred tax assets and liabilities are only offset where there is a legally enforceable right of offset and there is an intention to settle the balances net. The deferred tax balances (after offset) for statement of financial position purposes consist solely of deferred tax liabilities of £7,519 million
(2023: £7,181 million).
Deferred tax assets in respect of some capital losses as well as trading losses and non-trade deficits have not been recognised as their future recovery is uncertain or not currently anticipated. The total deferred tax assets not recognised are as follows:

	2024	2023
	£m	£m
Capital losses	2,483	2,367
Trading losses	4	4
The capital losses arose in the UK on disposal of certain businesses or assets. They are available to carry forward indefinitely but can only be offset against future capital gains.
At 31 March 2024 and 31 March 2023, there were no recognised deferred tax liabilities for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries or its associates as there are no significant corporation tax consequences of the Group’s UK, US or overseas subsidiaries or associates paying dividends to their parent companies. There are also no significant income tax consequences for the Group from the payment of dividends by the Group to its shareholders.